INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Gross	$ 58,860	$ 67,678
Operating Loss Carryforwards, Limitations on Use	Portions of these carryforwards will expire through 2038
Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 222,100	236,100
Deferred Income Taxes and Tax Credits	$ 3,300
Operating Loss Carryforwards, Limitations on Use	expired in 2021
State [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 77,000	$ 76,300
State [Member] | CALIFORNIA
Operating Loss Carryforwards [Line Items]
Deferred Income Taxes and Tax Credits	$ 1,400
Operating Loss Carryforwards, Limitations on Use	no